November 3, 1998


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

             Re: Hennessy Funds, Inc.
                 File Nos. 333-00227 and 811-07493
                 Rule 497(j) Certification - Statement of Additional Information

Ladies & Gentlemen:

          The undersigned officer of Hennessy Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 4 to Form N-1A Registration Statement filed by the Company on October 30, 1998, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 4 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 30, 1998.

                                            Very truly yours,

                                            HENNESSY FUNDS, INC.



                                            By:      /s/ Teresa M. Nilsen
                                                     Teresa M. Nilsen
                                                     Vice President